Credit Facilities, Long-Term Debt, and Finance Lease Obligations - Restrictions on Non-Recourse Debt and Security (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Jul. 20, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Restricted cash (Note 22)	$ 0		$ 30
Borrowings	3,267		3,707
Property, plant and equipment (Note 17)	6,164		6,578	$ 6,824
Bonds issued		$ 345
Non-recourse debt
Disclosure of detailed information about borrowings [line items]
Other borrowings	1,235		1,022
Restricted cash (Note 22)	33		35
Renewable generation facilities
Disclosure of detailed information about borrowings [line items]
Property, plant and equipment (Note 17)	$ 1,021		$ 1,107